Segment reporting	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Segment reporting
4.	Segment reporting

In 2020, the Group operated in the specific technology field of RNA therapeutics.

Business segments

The Group has identified the Chief Executive Officer as the CODM. For the 12 months ended December 31, 2019 and 2020, the CODM determined that the Group had one business segment, the development of RNAi-based medicines. This is in line with reporting to senior management. The information used internally by the CODM is the same as that disclosed in the financial statements.

An analysis of the group’s assets and revenues by location is shown below:

	U.K.	Germany	Total
Non-current assets	£000s	£000s	£000s
As at December 31, 2018	651	8,736	9,387
As at December 31, 2019	557	8,055	8,612
As at December 31, 2020	689	8,883	9,572

Revenue analysis for the year ended December 31, 2018
Research collaboration	-	-	-
Royalties	-	-	-
	-	-	-

Revenue analysis for the year ended December 31, 2019
Research collaboration	171	-	171
Royalties	-	73	73
	171	73	244

Revenue analysis for the year ended December 31, 2020
Research collaboration	5,253	-	5,253
Royalties	-	226	226
	5,253	226	5,479